FAIR VALUE MEASUREMENTS - Fair value measurements (Details) $ in Thousands	6 Months Ended
Dec. 31, 2019 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as at June 30, 2019	$ 758
Settlement	(753)
Change in fair-value (included within other expenses, net)	(5)
Balance as of December 31, 2019	$ 0